Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Debt [Abstract]
Debt

Note 7 — Debt

Since the Company consummated a single offering of at least $10 million in August 2011, certain note holders were entitled to a mandatory redemption of the outstanding principal plus any interest payable in cash within three business days of the consummation. Approximately 21% of the original note of $6.0 million had a mandatory redemption requirement. Approximately $1.7 million including interest was paid in the third quarter after consummation of the offering. The remaining note holders signed amendments to their notes raising the mandatory redemption for a single offering or a series of offerings within a six-month period from $10 million to $30 million. The promissory note is due June 2012.

Total debt is comprised of the following:

	September 30, 2011	December 31, 2010
Current debt	$6,394,532	$56,911
Total current debt	6,394,532	56,911
Long-term debt	—	7,290,881

Total debt	$6,394,532	$7,347,792

Note 11 — Debt

The Successor Company’s outstanding long-term debt at December 31, 2010 and December 31, 2009 consists of $7.3 million and $6 million, respectively, of 12.5% Unsecured Promissory Notes (“New Notes”). Unpaid interest has been accreted to the principal at a rate of 15%. The New Notes have the following features: (1) 12.5% interest payable quarterly in cash or, at the Successor Company’s option, 15% payable in kind by capitalizing such unpaid amount and adding it to the principal as of the date it was due; (2) maturing June 1, 2012; (3) at any time prior to the maturity date, the Successor Company may redeem any portion of the outstanding principal of the New Notes in Cash at 125% of the stated face value of the New Notes. There is a mandatory redemption feature that requires the Successor Company to redeem all outstanding new notes if: (1) the Successor Company successfully completes a capital campaign raising in excess of $10 million; or (2) the Successor Company is acquired by, or sell a majority stake to, an outside party. The current debt of $57K is due in 2011 and the promissory note is due June 2012.

Total debt is comprised of the following:

	December 31, 2010	December 31, 2009
Current debt	$56,911	$47,795

Total Current Debt	56,911	47,795
Promissory Note	7,290,881	6,000,060

Total debt	$7,347,792	$6,047,855